Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	various edits throughout
Entity Registrant Name	Cardiff Lexington Corporation
Entity Central Index Key	0000811222
Entity Tax Identification Number	84-1044583
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3753 Howard Hughes Parkway,
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89169
City Area Code	(844)
Local Phone Number	628-2100
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false